INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets Tables
Schedule of Intangible assets
Intangible assets consist of the following:
	June 30, 2013	December 31, 2012
Patent costs	$337,163	$224,971
Website costs, net of amortization of $83,668 and $77,159, respectively	8,075	14,584
TOTAL INTANGIBLE ASSETS	$345,238	$239,555

Other assets consist of the following:

	December 31,
	2012	2011
Patent costs	$224,971	$18,870
Website costs, net of amortization of $77,159 and $48,383 for the years ended December 31, 2012 and 2011, respectively	14,584	43,361
TOTAL INTANGIBLE ASSETS	$239,555	$62,231